Not FDIC Insured May Lose Value No Bank Guarantee
1105-Q3PH

Statement of Investments
(unaudited)
Franklin High Income Fund 2
Notes to Statement of Investments 15

Franklin High Income Trust
Statement of Investments (unaudited), February 28, 2022
Franklin High Income Fund
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.5%
Machinery 0.4%
a
Birch Permian Holdings, Inc. ............................. United States 78,499 $ 1,295,233
a
Birch Permian Holdings, Inc. ............................. United States 611,911 10,020,043
11,315,276
Metals & Mining 0.1%
a
Alpha Metallurgical Resources, Inc. ........................ United States 30,901 2,928,797
Oil, Gas & Consumable Fuels 0.0%
†
a
Amplify Energy Corp. .................................. United States 8,816 42,757
California Resources Corp. .............................. United States 1,425 58,753
Chesapeake Energy Corp. .............................. United States 6,871 530,785
a,b,c
Nine Point Energy LLC ................................. United States 46,695,277 —
a,b,c
Riviera Resources, Inc. ................................. United States 149,317 —
632,295
Total Common Stocks (Cost $82,785,343) ......................................
14,876,368
Warrants
Warrants 0.0%
†
Metals & Mining 0.0%
†
a
Alpha Metallurgical Resources, Inc., 7/26/23 ................. United States 5,033 276,815
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Battalion Oil Corp., A, 10/08/22 ........................... United States 21,046 40,603
a,b
Battalion Oil Corp., B, 10/08/22 ........................... United States 26,308 37,398
a,b
Battalion Oil Corp., C, 10/08/22 ........................... United States 33,825 31,693
a
California Resources Corp., 10/27/24 ...................... United States 3,278 39,991
a,b
Chaparral Energy, Inc., 10/01/24 .......................... United States 13 —
a,b
Chaparral Energy, Inc., 10/01/25 .......................... United States 13 —
a
Chesapeake Energy Corp., 2/09/26 ........................ United States 12,966 564,021
713,706
Paper & Forest Products 0.0%
†
a
Verso Corp., 7/25/23 ................................... United States 8,775 38,065
Total Warrants (Cost $5,562,809) ..............................................
1,028,586
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
d,e,f
Digicel Group Holdings Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual Bermuda 421,196 335,126
Total Convertible Bonds (Cost $103,660) .......................................
335,126
Corporate Bonds 94.1%
Airlines 1.3%
f
American Airlines Inc / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 17,000,000 17,425,000
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 2,000,000 2,048,140
f
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 10,200,000 10,647,045
f
United Airlines, Inc. ,
Senior Secured Note, 144A, 4.375%, 4/15/26 .............. United States 2,700,000 2,696,490
Senior Secured Note, 144A, 4.625%, 4/15/29 .............. United States 5,500,000 5,375,150
38,191,825

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Auto Components 1.8%
f
Allison Transmission, Inc. , Senior Bond , 144A, 3.75% , 1/30/31 ... United States 6,700,000 $ 6,231,469
f
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 16,500,000 15,324,375
Goodyear Tire & Rubber Co. (The) ,
Senior Note, 9.5%, 5/31/25 ............................ United States 9,100,000 9,698,325
f
Senior Note, 144A, 5%, 7/15/29 ........................ United States 15,000,000 14,810,400
f
Real Hero Merger Sub 2, Inc. , Senior Note , 144A, 6.25% , 2/01/29 . United States 7,000,000 6,606,075
52,670,644
Automobiles 0.8%
f
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 25,000,000 24,046,500
Banks 0.5%
e
JPMorgan Chase & Co. , R , Junior Sub. Bond , 6% to 8/01/23, FRN
thereafter , Perpetual ................................. United States 15,000,000 15,433,125
Beverages 0.4%
f
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 14,000,000 13,055,770
Biotechnology 0.4%
f
Horizon Therapeutics USA, Inc. , Senior Note , 144A, 5.5% , 8/01/27 United States 13,000,000 13,261,755
Building Products 1.7%
f
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ........................................... United States 2,000,000 1,917,330
f
Eco Material Technologies, Inc. , Senior Secured Note , 144A,
7.875% , 1/31/27 ..................................... United States 10,500,000 10,630,935
f
JELD-WEN, Inc. ,
Senior Note, 144A, 4.625%, 12/15/25 .................... United States 7,600,000 7,469,090
Senior Note, 144A, 4.875%, 12/15/27 .................... United States 7,800,000 7,595,601
f
Standard Industries, Inc. ,
Senior Bond, 144A, 4.75%, 1/15/28 ...................... United States 9,200,000 9,043,048
Senior Bond, 144A, 4.375%, 7/15/30 ..................... United States 7,900,000 7,491,926
Senior Note, 144A, 5%, 2/15/27 ........................ United States 5,000,000 5,037,625
49,185,555
Capital Markets 0.2%
f
Jane Street Group / JSG Finance, Inc. , Senior Secured Note , 144A,
4.5% , 11/15/29 ...................................... United States 5,700,000 5,568,130
Chemicals 4.8%
d,f
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 1,625,625 1,692,790
f
ASP Unifrax Holdings, Inc. ,
Senior Note, 144A, 7.5%, 9/30/29 ....................... United States 4,200,000 3,839,409
Senior Secured Note, 144A, 5.25%, 9/30/28 ............... United States 5,500,000 5,275,490

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
f
Axalta Coating Systems LLC , Senior Note , 144A, 3.375% , 2/15/29 United States 7,100,000 $ 6,488,974
f
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 5,900,000 5,645,238
f
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 .......................................... Switzerland 12,700,000 11,754,485
f
CVR Partners LP / CVR Nitrogen Finance Corp. , Senior Secured
Note , 144A, 6.125% , 6/15/28 ........................... United States 6,300,000 6,346,337
f
Diamond BC BV , Senior Note , 144A, 4.625% , 10/01/29 ......... United States 6,100,000 5,559,204
f
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 13,500,000 12,825,135
f
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 ... United States 19,500,000 20,554,560
f
Ingevity Corp. , Senior Note , 144A, 3.875% , 11/01/28 ........... United States 9,000,000 8,497,800
d,f
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 .. United States 4,800,000 4,869,000
f
LSF11 A5 HoldCo LLC , Senior Note , 144A, 6.625% , 10/15/29 .... United States 10,900,000 10,382,304
Methanex Corp. ,
Senior Bond, 5.25%, 12/15/29 .......................... Canada 6,400,000 6,476,160
Senior Note, 5.125%, 10/15/27 ......................... Canada 3,000,000 3,050,775
f
PMHC II, Inc. , Senior Note , 144A, 9% , 2/15/30 ............... United States 11,800,000 11,498,982
f
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 10,800,000 10,823,868
f
SCIH Salt Holdings, Inc. , Senior Secured Note , 144A, 4.875% ,
5/01/28 ........................................... United States 6,600,000 6,262,377
141,842,888
Commercial Services & Supplies 1.6%
f
Allied Universal Holdco LLC / Allied Universal Finance Corp. , Senior
Note , 144A, 6% , 6/01/29 .............................. United States 1,600,000 1,489,984
f
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas
LuxCo 4 SARL , Senior Secured Note , 144A, 4.625% , 6/01/28 .. United States 2,600,000 2,436,356
f
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 15,300,000 13,741,006
f
Nielsen Finance LLC / Nielsen Finance Co. ,
Senior Bond, 144A, 4.75%, 7/15/31 ...................... United States 4,100,000 3,656,031
Senior Note, 144A, 4.5%, 7/15/29 ....................... United States 17,600,000 15,845,280
f
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 11,100,000 10,285,005
47,453,662
Communications Equipment 0.4%
f
CommScope Technologies LLC , Senior Note , 144A, 6% , 6/15/25 .. United States 1,635,000 1,601,066
f
CommScope , Inc. , Senior Note , 144A, 7.125% , 7/01/28 ......... United States 11,700,000 11,056,500
12,657,566
Construction & Engineering 0.5%
f
Arcosa , Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 5,400,000 5,125,977
f
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ....... United States 8,800,000 8,658,804
13,784,781
Consumer Finance 1.6%
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ......................... United States 7,600,000 7,657,000
Senior Note, 8.875%, 6/01/25 .......................... United States 2,900,000 3,063,197
Senior Note, 6.625%, 1/15/28 .......................... United States 12,700,000 13,591,032
f
PRA Group, Inc. , Senior Note , 144A, 5% , 10/01/29 ............ United States 5,000,000 4,858,425
f
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ......... United States 18,600,000 17,891,805
47,061,459

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging 4.9%
f
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc , Senior Note , 144A, 4% , 9/01/29 ....... United States 9,500,000 $ 8,922,305
f
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 11,100,000 10,563,628
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 11,400,000 11,563,761
f
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 34,900,000 34,351,546
Senior Secured Note, 144A, 8.5%, 4/15/24 ................ United States 10,500,000 10,785,705
f
OI European Group BV , Senior Note , 144A, 4.75% , 2/15/30 ...... United States 9,800,000 9,395,701
f
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 5,962,000 6,073,102
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 6,361,000 6,606,280
f
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 2,800,000 2,589,818
f
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC/Reynolds Group Holdings Ltd. , Senior Secured Note , 144A,
4% , 10/15/27 ....................................... United States 22,800,000 21,167,064
f
Sealed Air Corp. , Senior Note , 144A, 4% , 12/01/27 ............ United States 13,200,000 13,089,978
f
Trivium Packaging Finance BV ,
Senior Note, 144A, 8.5%, 8/15/27 ....................... Netherlands 5,100,000 5,236,374
Senior Secured Note, 144A, 5.5%, 8/15/26 ................ Netherlands 5,600,000 5,657,624
146,002,886
Distributors 0.2%
f
Ritchie Bros Holdings, Inc. , Senior Note , 144A, 4.75% , 12/15/31 .. Canada 6,800,000 6,766,986
Diversified Consumer Services 0.5%
Grand Canyon University , 5.125% , 10/01/28 .................
United States 14,300,000 14,335,750
Diversified Financial Services 1.7%
f
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 .. United States 17,600,000 16,966,224
f
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 32,400,000 29,276,964
f
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc. , Senior Note ,
144A, 6.375% , 2/01/27 ................................ United States 3,400,000 3,483,912
49,727,100
Diversified Telecommunication Services 4.0%
f
Altice France Holding SA ,
Senior Note, 144A, 6%, 2/15/28 ........................ Luxembourg 8,100,000 7,188,669
Senior Secured Note, 144A, 10.5%, 5/15/27 ............... Luxembourg 22,400,000 23,489,872
f
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .... France 7,500,000 7,021,575
f
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.5%, 5/01/26 ....................... United States 2,400,000 2,450,976
Senior Bond, 144A, 5%, 2/01/28 ........................ United States 3,000,000 3,021,810
Senior Bond, 144A, 5.375%, 6/01/29 ..................... United States 10,900,000 11,089,006
Senior Bond, 144A, 4.5%, 8/15/30 ....................... United States 10,500,000 10,130,085
Senior Bond, 144A, 4.25%, 2/01/31 ...................... United States 3,400,000 3,191,308
f
DKT Finance ApS , Senior Secured Note , 144A, 9.375% , 6/17/23 .. Denmark 15,800,000 15,880,833
f
Iliad Holding SASU ,
Senior Secured Note, 144A, 6.5%, 10/15/26 ............... France 5,200,000 5,193,370
Senior Secured Note, 144A, 7%, 10/15/28 ................. France 10,400,000 10,362,456
f
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 18,500,000 17,519,500
116,539,460

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities 0.7%
f
Vistra Operations Co. LLC , Senior Note , 144A, 5.625% , 2/15/27 .. United States 21,300,000 $ 21,836,121
Electrical Equipment 1.1%
f
Sensata Technologies BV , Senior Note , 144A, 4% , 4/15/29 ...... United States 19,500,000 18,754,222
f
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 16,400,000 15,069,222
33,823,444
Electronic Equipment, Instruments & Components 0.3%
f
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ........ United States 9,300,000 8,595,014
Energy Equipment & Services 2.3%
f
CSI Compressco LP / CSI Compressco Finance, Inc. ,
d
Secured Note, 144A, PIK, 10%, 4/01/26 .................. United States 17,833,800 17,127,572
Senior Secured Note, 144A, 7.5%, 4/01/25 ................ United States 7,501,000 7,433,491
f
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 9,900,000 9,668,687
f
Nabors Industries, Inc. , Senior Note , 144A, 7.375% , 5/15/27 ..... United States 10,300,000 10,647,676
f
Weatherford International Ltd. ,
Senior Note, 144A, 11%, 12/01/24 ....................... United States 846,000 877,090
Senior Note, 144A, 8.625%, 4/30/30 ..................... United States 14,100,000 14,339,559
Senior Secured Note, 144A, 6.5%, 9/15/28 ................ United States 8,600,000 8,914,115
69,008,190
Entertainment 1.5%
f
Banijay Entertainment SASU , Senior Secured Note , 144A, 5.375% ,
3/01/25 ........................................... France 21,900,000 21,702,900
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ......................... United States 10,200,000 10,783,899
f
Senior Bond, 144A, 5.375%, 11/15/29 .................... United States 3,600,000 4,026,672
f
Senior Note, 144A, 3.625%, 6/15/25 ..................... United States 7,300,000 7,473,120
43,986,591
Equity Real Estate Investment Trusts (REITs) 3.0%
f
American Finance Trust, Inc. / American Finance Operating Partner
LP , Senior Note , 144A, 4.5% , 9/30/28 ..................... United States 10,200,000 9,520,476
f
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 15,900,000 14,803,496
f
HAT Holdings I LLC / HAT Holdings II LLC , Senior Note , 144A, 6% ,
4/15/25 ........................................... United States 4,900,000 5,059,985
f
MGM Growth Properties Operating Partnership LP / MGP Finance
Co-Issuer, Inc. , Senior Note , 144A, 3.875% , 2/15/29 .......... United States 7,000,000 7,047,600
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5.25%, 8/01/26 ........................... United States 4,900,000 5,021,912
Senior Bond, 3.5%, 3/15/31 ............................ United States 16,200,000 15,293,367
f
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note , 144A,
4.5% , 2/15/29 ...................................... United States 15,000,000 14,193,750
SBA Communications Corp. , Senior Note , 3.875% , 2/15/27 ......
United States 3,200,000 3,198,000
f
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.75% ,
2/15/27 ........................................... United States 8,000,000 7,953,480
f
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ......... United States 7,300,000 7,107,171
89,199,237
Food Products 1.3%
B&G Foods, Inc. ,
Senior Note, 5.25%, 4/01/25 ........................... United States 9,100,000 9,177,850
Senior Note, 5.25%, 9/15/27 ........................... United States 6,800,000 6,787,284

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
f
Pilgrim's Pride Corp. , Senior Bond , 144A, 3.5% , 3/01/32 ........ United States 4,700,000 $ 4,307,738
f
Post Holdings, Inc. ,
Senior Bond, 144A, 5.5%, 12/15/29 ...................... United States 8,600,000 8,683,420
Senior Bond, 144A, 4.625%, 4/15/30 ..................... United States 3,000,000 2,827,815
Senior Bond, 144A, 4.5%, 9/15/31 ....................... United States 5,700,000 5,285,952
37,070,059
Health Care Equipment & Supplies 0.7%
f
Mozart Debt Merger Sub, Inc. ,
Senior Note, 144A, 5.25%, 10/01/29 ..................... United States 10,300,000 9,850,920
Senior Secured Note, 144A, 3.875%, 4/01/29 .............. United States 8,200,000 7,792,460
f
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA ,
Senior Note , 144A, 7.375% , 6/01/25 ...................... United States 2,360,000 2,441,137
20,084,517
Health Care Providers & Services 4.6%
Centene Corp. ,
Senior Bond, 2.5%, 3/01/31 ............................ United States 15,000,000 13,834,500
Senior Note, 4.25%, 12/15/27 .......................... United States 12,700,000 13,015,912
Senior Note, 4.625%, 12/15/29 ......................... United States 4,300,000 4,436,117
Senior Note, 2.625%, 8/01/31 .......................... United States 1,400,000 1,292,942
f
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 6,800,000 6,332,432
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 5,900,000 5,954,663
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 1,200,000 1,267,164
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 6,000,000 6,017,670
Senior Secured Note, 144A, 5.25%, 5/15/30 ............... United States 6,500,000 6,306,170
f
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 16,700,000 16,038,597
HCA, Inc. ,
Senior Bond, 3.5%, 9/01/30 ............................ United States 8,000,000 7,932,000
Senior Note, 5.375%, 9/01/26 .......................... United States 4,600,000 4,955,258
f
ModivCare Escrow Issuer, Inc. , Senior Note , 144A, 5% , 10/01/29 . United States 8,500,000 8,013,800
Tenet Healthcare Corp. ,
f
Secured Note, 144A, 6.25%, 2/01/27 ..................... United States 14,500,000 14,928,330
Senior Note, 6.75%, 6/15/23 ........................... United States 10,700,000 11,139,449
f
Senior Secured Note, 144A, 4.875%, 1/01/26 .............. United States 5,000,000 5,040,700
f
Senior Secured Note, 144A, 4.25%, 6/01/29 ............... United States 8,500,000 8,215,717
134,721,421
Hotels, Restaurants & Leisure 7.1%
f
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ....................................... Canada 17,300,000 16,003,970
b,f,g
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 . United States 23,000,000 6,900
f
Boyne USA, Inc. , Senior Note , 144A, 4.75% , 5/15/29 ........... United States 8,600,000 8,461,497
f
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.25% ,
7/01/25 ........................................... United States 15,600,000 16,192,566
f
Caesars Resort Collection LLC / CRC Finco , Inc. , Senior Secured
Note , 144A, 5.75% , 7/01/25 ............................ United States 7,000,000 7,185,850
f
Carnival Corp. ,
Senior Note, 144A, 7.625%, 3/01/26 ..................... United States 7,300,000 7,511,664
Senior Note, 144A, 5.75%, 3/01/27 ...................... United States 24,000,000 23,407,200
f
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note , 144A, 6.75% , 1/15/30 ....................... United States 10,600,000 10,103,708
f
International Game Technology plc ,
Senior Secured Note, 144A, 4.125%, 4/15/26 .............. United States 3,800,000 3,747,712

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
f
International Game Technology plc, (continued)
Senior Secured Note, 144A, 5.25%, 1/15/29 ............... United States 6,200,000 $ 6,332,060
f
Motion Bondco DAC , Senior Note , 144A, 6.625% , 11/15/27 ...... United Kingdom 4,400,000 4,288,086
f
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 5,700,000 5,491,950
f
Papa John's International, Inc. , Senior Note , 144A, 3.875% , 9/15/29 United States 6,000,000 5,588,400
f
Penn National Gaming, Inc. , Senior Note , 144A, 4.125% , 7/01/29 . United States 6,200,000 5,741,696
f
Premier Entertainment Sub LLC / Premier Entertainment Finance
Corp. ,
Senior Bond, 144A, 5.875%, 9/01/31 ..................... United States 9,000,000 8,111,565
Senior Note, 144A, 5.625%, 9/01/29 ..................... United States 10,000,000 9,084,650
f
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.5%, 8/31/26 ....................... United States 11,200,000 11,160,912
Senior Note, 144A, 5.375%, 7/15/27 ..................... United States 5,800,000 5,705,344
f
Six Flags Theme Parks, Inc. , Senior Secured Note , 144A, 7% ,
7/01/25 ........................................... United States 7,300,000 7,633,464
f
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ........ United States 6,400,000 6,160,000
f
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 21,500,000 17,135,500
f
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 8,700,000 7,589,010
f
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.75% , 4/15/25 ............................ United States 15,200,000 15,885,444
208,529,148
Household Durables 1.3%
f
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
Senior Note, 144A, 4.625%, 8/01/29 ..................... United States 13,000,000 12,365,925
Senior Note, 144A, 4.625%, 4/01/30 ..................... United States 8,000,000 7,549,880
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 ................
United States 12,600,000 11,479,545
f
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 7,000,000 6,912,500
38,307,850
Independent Power and Renewable Electricity Producers 3.0%
f
Calpine Corp. ,
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 12,900,000 12,448,500
Senior Secured Note, 144A, 4.5%, 2/15/28 ................ United States 12,200,000 11,925,683
f
Clearway Energy Operating LLC ,
Senior Bond, 144A, 3.75%, 1/15/32 ...................... United States 8,800,000 8,240,540
Senior Note, 144A, 4.75%, 3/15/28 ...................... United States 10,000,000 10,069,100
Senior Note, 144A, 3.75%, 2/15/31 ...................... United States 7,000,000 6,522,320
f
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 24,800,000 24,406,920
Talen Energy Supply LLC , Senior Note , 6.5% , 6/01/25 ..........
United States 33,450,000 13,769,191
87,382,254
Insurance 1.0%
f
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior
Note , 144A, 6.75% , 10/15/27 ........................... United States 17,700,000 17,321,751
CNO Financial Group, Inc. , Senior Note , 5.25% , 5/30/29 ........
United States 10,100,000 10,926,298
28,248,049
Interactive Media & Services 0.2%
f
ZipRecruiter, Inc. , Senior Note , 144A, 5% , 1/15/30 ............. United States 7,400,000 7,296,844
Internet & Direct Marketing Retail 0.5%
f
Match Group Holdings II LLC ,
Senior Note, 144A, 4.625%, 6/01/28 ..................... United States 10,400,000 10,449,192

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Internet & Direct Marketing Retail (continued)
f
Match Group Holdings II LLC, (continued)
Senior Note, 144A, 3.625%, 10/01/31 .................... United States 3,300,000 $ 3,082,266
13,531,458
IT Services 1.9%
f
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 8,500,000 7,985,792
f
Cogent Communications Group, Inc. , Senior Secured Note , 144A,
3.5% , 5/01/26 ...................................... United States 7,200,000 6,974,676
f
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 9,300,000 9,432,432
Senior Note, 144A, 3.625%, 6/15/29 ..................... United States 4,400,000 4,276,756
Senior Note, 144A, 3.75%, 10/01/30 ..................... United States 6,000,000 5,846,070
f
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. , Senior
Note , 144A, 6% , 2/15/28 .............................. United States 4,500,000 3,944,790
f
Presidio Holdings, Inc. ,
Senior Note, 144A, 8.25%, 2/01/28 ...................... United States 3,700,000 3,793,980
Senior Secured Note, 144A, 4.875%, 2/01/27 .............. United States 7,500,000 7,489,163
f
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. , Senior
Secured Note , 144A, 5.75% , 6/01/25 ..................... United States 6,000,000 6,129,690
55,873,349
Life Sciences Tools & Services 0.1%
f
Charles River Laboratories International, Inc. , Senior Note , 144A,
3.75% , 3/15/29 ..................................... United States 2,400,000 2,310,456
Machinery 0.9%
f
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9% , 4/01/26 .... United States 17,100,000 17,847,869
f
Terex Corp. , Senior Note , 144A, 5% , 5/15/29 ................. United States 7,500,000 7,438,575
f
TK Elevator Holdco GmbH , Senior Note , 144A, 7.625% , 7/15/28 .. Germany 1,900,000 1,935,150
27,221,594
Media 6.0%
f
Clear Channel International BV , Senior Secured Note , 144A,
6.625% , 8/01/25 ..................................... United Kingdom 3,000,000 3,048,000
f
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 5,700,000 5,962,200
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 7,800,000 8,115,081
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 7,600,000 7,602,280
CSC Holdings LLC , Senior Bond , 5.25% , 6/01/24 .............
United States 21,000,000 21,317,940
f
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 11,300,000 2,740,250
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 13,300,000 5,475,876
f
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 10,400,000 10,413,000
DISH DBS Corp. ,
Senior Note, 5.875%, 11/15/24 ......................... United States 9,700,000 9,709,700
f
Senior Secured Note, 144A, 5.75%, 12/01/28 .............. United States 10,000,000 9,581,250
f
Gray Television, Inc. ,
Senior Note, 144A, 7%, 5/15/27 ........................ United States 9,100,000 9,582,937
Senior Note, 144A, 4.75%, 10/15/30 ..................... United States 7,700,000 7,230,685

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
f
LCPR Senior Secured Financing DAC , Senior Secured Note , 144A,
6.75% , 10/15/27 ..................................... United States 8,990,000 $ 9,298,087
f
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ............. United States 4,400,000 4,220,700
f
Nexstar Media, Inc. , Senior Note , 144A, 4.75% , 11/01/28 ........ United States 4,000,000 3,884,880
f
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Note , 144A, 4.25% , 1/15/29 ............................ United States 8,200,000 7,831,287
f
Sinclair Television Group, Inc. , Senior Bond , 144A, 5.5% , 3/01/30 . United States 13,500,000 11,862,113
f
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ......... United States 12,600,000 12,135,060
f
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 13,500,000 13,604,275
Senior Secured Note, 144A, 9.5%, 5/01/25 ................ United States 5,000,000 5,281,450
Senior Secured Note, 144A, 4.5%, 5/01/29 ................ United States 7,900,000 7,572,071
176,469,122
Metals & Mining 1.6%
f
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 16,000,000 14,729,520
f
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A, 4.375% ,
4/01/31 ........................................... Australia 9,500,000 9,234,238
f
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 ...................... United States 7,700,000 7,548,502
Senior Bond, 144A, 3.875%, 8/15/31 ..................... United States 2,200,000 2,029,687
Senior Note, 144A, 3.25%, 11/15/26 ..................... United States 1,600,000 1,520,368
f
SunCoke Energy, Inc. , Senior Secured Note , 144A, 4.875% , 6/30/29 United States 12,600,000 12,105,324
47,167,639
Mortgage Real Estate Investment Trusts (REITs) 0.6%
f
Apollo Commercial Real Estate Finance, Inc. , Senior Secured Note ,
144A, 4.625% , 6/15/29 ................................ United States 20,700,000 18,717,354
Oil, Gas & Consumable Fuels 12.0%
f
Antero Resources Corp. ,
Senior Note, 144A, 7.625%, 2/01/29 ..................... United States 4,422,000 4,792,409
Senior Note, 144A, 5.375%, 3/01/30 ..................... United States 4,300,000 4,388,322
Apache Corp. , Senior Note , 4.625% , 11/15/25 ................
United States 3,100,000 3,204,113
f
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 8.125% , 1/15/27 ...................... United States 17,000,000 16,900,890
Cheniere Energy Partners LP ,
f
Senior Bond, 144A, 3.25%, 1/31/32 ...................... United States 4,200,000 3,955,224
Senior Note, 4.5%, 10/01/29 ........................... United States 12,000,000 12,249,960
Senior Note, 4%, 3/01/31 ............................. United States 28,000,000 27,622,420
Cheniere Energy, Inc. , Senior Secured Note , 4.625% , 10/15/28 ...
United States 11,300,000 11,557,640
f
Chesapeake Energy Corp. ,
Senior Note, 144A, 5.5%, 2/01/26 ....................... United States 2,000,000 2,057,690
Senior Note, 144A, 6.75%, 4/15/29 ...................... United States 13,300,000 14,079,978
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. ,
Senior Note, 5.75%, 4/01/25 ........................... United States 14,000,000 14,105,490
f
Senior Note, 144A, 6%, 2/01/29 ........................ United States 13,700,000 13,832,068
f
Senior Note, 144A, 8%, 4/01/29 ........................ United States 6,000,000 6,391,800
f
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 5,100,000 5,196,722
f
DT Midstream, Inc. ,
Senior Bond, 144A, 4.375%, 6/15/31 ..................... United States 3,900,000 3,816,131
Senior Note, 144A, 4.125%, 6/15/29 ..................... United States 10,800,000 10,440,954

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
f
Endeavor Energy Resources LP / EER Finance, Inc. ,
Senior Bond, 144A, 5.75%, 1/30/28 ...................... United States 7,600,000 $ 7,880,972
Senior Note, 144A, 6.625%, 7/15/25 ..................... United States 4,000,000 4,185,180
EnLink Midstream LLC ,
Senior Bond, 5.375%, 6/01/29 .......................... United States 2,100,000 2,092,818
f
Senior Note, 144A, 5.625%, 1/15/28 ..................... United States 4,400,000 4,451,194
d,f
EnQuest plc , Senior Note , 144A, Reg S, PIK, 7% , 10/15/23 ...... United Kingdom 7,033,615 6,585,933
f
EQT Corp. , Senior Note , 144A, 3.125% , 5/15/26 .............. United States 2,500,000 2,461,750
f
Harbour Energy plc , Senior Note , 144A, 5.5% , 10/15/26 ........ United Kingdom 14,800,000 14,630,688
f
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 5,000,000 5,082,500
Senior Note, 144A, 5.75%, 2/01/29 ...................... United States 7,600,000 7,651,262
f
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note, 144A, 10%, 2/29/24 ...................... United States 3,522,014 3,619,257
Secured Note, 144A, 11.5%, 2/28/25 ..................... United States 28,805,087 29,731,171
d,f,g
Murray Energy Corp. , Secured Note , 144A, PIK, 12% , 4/15/24 ... United States 18,564,500 94,679
Occidental Petroleum Corp. ,
Senior Bond, 6.45%, 9/15/36 ........................... United States 15,200,000 17,921,788
Senior Note, 8.875%, 7/15/30 .......................... United States 17,500,000 22,655,587
Senior Note, 6.625%, 9/01/30 .......................... United States 5,600,000 6,525,288
Senior Note, 6.125%, 1/01/31 .......................... United States 5,900,000 6,717,917
f
PBF Holding Co. LLC / PBF Finance Corp. , Senior Secured Note ,
144A, 9.25% , 5/15/25 ................................. United States 3,000,000 3,058,320
f
Renewable Energy Group, Inc. , Senior Secured Note , 144A, 5.875% ,
6/01/28 ........................................... United States 7,000,000 7,567,560
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 6%, 4/15/27 ............................. United States 12,600,000 13,022,797
Senior Note, 4.5%, 5/15/29 ............................ United States 4,600,000 4,416,230
f
Senior Note, 144A, 4.5%, 4/30/30 ....................... United States 10,000,000 9,569,150
f
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .............. United States 5,900,000 5,849,938
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 5,900,000 5,786,278
f
Viper Energy Partners LP , Senior Note , 144A, 5.375% , 11/01/27 .. United States 8,200,000 8,422,876
354,572,944
Paper & Forest Products 0.3%
f
Glatfelter Corp. , Senior Note , 144A, 4.75% , 11/15/29 ........... United States 8,200,000 7,797,872
Personal Products 0.3%
f
Prestige Brands, Inc. ,
Senior Bond, 144A, 3.75%, 4/01/31 ...................... United States 4,700,000 4,337,160
Senior Note, 144A, 5.125%, 1/15/28 ..................... United States 5,300,000 5,313,383
9,650,543
Pharmaceuticals 3.8%
f
Bausch Health Americas, Inc. , Senior Note , 144A, 9.25% , 4/01/26 . United States 22,700,000 23,511,071
f
Bausch Health Cos., Inc. ,
Senior Bond, 144A, 6.125%, 4/15/25 ..................... United States 4,406,000 4,430,784
Senior Bond, 144A, 5.25%, 2/15/31 ...................... United States 7,100,000 5,656,109
Senior Secured Note, 144A, 6.125%, 2/01/27 .............. United States 3,100,000 3,129,589
Senior Secured Note, 144A, 4.875%, 6/01/28 .............. United States 9,800,000 9,429,854
f
Endo Dac / Endo Finance LLC / Endo Finco , Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 7,104,000 6,937,944
Senior Note, 144A, 6%, 6/30/28 ........................ United States 4,473,000 2,967,053

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
f
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 4,700,000 $ 4,424,791
f
Organon & Co. / Organon Foreign Debt Co-Issuer BV ,
Senior Bond, 144A, 5.125%, 4/30/31 ..................... United States 8,500,000 8,498,130
Senior Secured Note, 144A, 4.125%, 4/30/28 .............. United States 19,000,000 18,720,700
f
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 4,273,000 4,284,964
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 7.125%, 1/31/25 .......................... Israel 9,300,000 9,777,369
Senior Note, 4.75%, 5/09/27 ........................... Israel 10,600,000 10,229,000
Senior Note, 5.125%, 5/09/29 .......................... Israel 900,000 863,989
112,861,347
Real Estate Management & Development 1.5%
f
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 19,900,000 20,322,975
f
Forestar Group, Inc. , Senior Note , 144A, 3.85% , 5/15/26 ........ United States 11,000,000 10,436,195
f
Howard Hughes Corp. (The) ,
Senior Note, 144A, 5.375%, 8/01/28 ..................... United States 9,200,000 9,310,952
Senior Note, 144A, 4.125%, 2/01/29 ..................... United States 5,700,000 5,404,255
45,474,377
Road & Rail 0.6%
f
First Student Bidco , Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 17,600,000 16,665,220
Semiconductors & Semiconductor Equipment 0.1%
f
ON Semiconductor Corp. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 4,000,000 3,970,760
Software 1.4%
f
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 . United States 14,600,000 14,630,295
f
Condor Merger Sub, Inc. , Senior Note , 144A, 7.375% , 2/15/30 ... United States 9,400,000 9,049,192
f
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 20,500,000 19,046,550
42,726,037
Specialty Retail 2.5%
f
Bath & Body Works, Inc. , Senior Note , 144A, 6.625% , 10/01/30 ... United States 10,700,000 11,596,339
f
Gap, Inc. (The) , Senior Note , 144A, 3.625% , 10/01/29 .......... United States 14,300,000 12,977,250
f
Lithia Motors, Inc. ,
Senior Bond, 144A, 4.375%, 1/15/31 ..................... United States 9,900,000 9,990,486
Senior Note, 144A, 4.625%, 12/15/27 .................... United States 8,600,000 8,803,691
Senior Note, 144A, 3.875%, 6/01/29 ..................... United States 1,500,000 1,482,975
f
Michaels Cos., Inc. (The) ,
Senior Note, 144A, 7.875%, 5/01/29 ..................... United States 15,600,000 13,679,094
Senior Secured Note, 144A, 5.25%, 5/01/28 ............... United States 4,200,000 3,933,804
f,h
Party City Holdings, Inc. , Senior Secured Note , 144A, FRN , 5.75% ,
( 6-month USD LIBOR + 5% ), 7/15/25 ..................... United States 1,851,810 1,739,248
f
Victoria's Secret & Co. , Senior Note , 144A, 4.625% , 7/15/29 ..... United States 8,700,000 8,192,268
72,395,155
Textiles, Apparel & Luxury Goods 0.2%
f
Kontoor Brands, Inc. , Senior Note , 144A, 4.125% , 11/15/29 ...... United States 6,300,000 5,948,523

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Thrifts & Mortgage Finance 1.5%
f
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 5,700,000 $ 5,531,907
MGIC Investment Corp. , Senior Note , 5.25% , 8/15/28 ..........
United States 9,200,000 9,326,868
Radian Group, Inc. , Senior Note , 6.625% , 3/15/25 .............
United States 14,900,000 15,793,777
f
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. , Senior
Note , 144A, 3.625% , 3/01/29 ........................... United States 6,600,000 6,192,054
f
United Wholesale Mortgage LLC , Senior Note , 144A, 5.5% , 11/15/25 United States 7,100,000 6,843,299
43,687,905
Trading Companies & Distributors 1.5%
f
Ahern Rentals, Inc. , Secured Note , 144A, 7.375% , 5/15/23 ...... United States 13,500,000 12,217,500
f
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 10,900,000 10,214,226
f
Herc Holdings, Inc. , Senior Note , 144A, 5.5% , 7/15/27 .......... United States 13,300,000 13,649,125
f
WESCO Distribution, Inc. ,
Senior Note, 144A, 7.125%, 6/15/25 ..................... United States 2,100,000 2,201,777
Senior Note, 144A, 7.25%, 6/15/28 ...................... United States 4,600,000 4,944,494
43,227,122
Wireless Telecommunication Services 1.4%
Hughes Satellite Systems Corp. , Senior Note , 6.625% , 8/01/26 ...
United States 12,850,000 13,399,980
T-Mobile USA, Inc. ,
Senior Bond, 2.875%, 2/15/31 .......................... United States 9,200,000 8,645,884
Senior Bond, 3.5%, 4/15/31 ............................ United States 5,000,000 4,929,700
Senior Note, 2.625%, 2/15/29 .......................... United States 9,200,000 8,643,814
f
Vmed O2 UK Financing I plc , Senior Secured Bond , 144A, 4.25% ,
1/31/31 ........................................... United Kingdom 5,400,000 4,976,046
40,595,424
Total Corporate Bonds (Cost $2,893,229,795) ...................................
2,776,538,782
h
Senior Floating Rate Interests 1.7%
Chemicals 0.8%
b,i
Hexion Holdings Corp. , Second Lien, Term Loan , TBD, 2/04/28 ... United States 9,279,070 9,023,895
i,j
PMHC II, Inc. , CME Term Loan, B , TBD, 2/02/29 .............. United States 13,100,000 12,930,814
21,954,709
a a a a a a
Health Care Technology 0.4%
i,j
athenahealth Group, Inc. , Initial CME Term Loan , TBD, 2/15/29 ... United States 11,201,449 11,113,238
Hotels, Restaurants & Leisure 0.4%
i,j
Fertitta Entertainment LLC , Initial Term Loan, B , TBD, 1/27/29 .... United States 13,100,000 13,059,063
Media 0.1%
Clear Channel Outdoor Holdings, Inc. , Term Loan, B , 3.799% ,
( 1-month USD LIBOR + 3.5%; 3-month USD LIBOR + 3.5% ),
8/21/26 ........................................... United States 2,977,157 2,926,099
Total Senior Floating Rate Interests (Cost $49,175,990) ..........................
49,053,109
Shares
a
Escrows and Litigation Trusts 0.2%
a,b
Alpha Natural Resources, Inc., Escrow Account ............... United States 25,000,000 —
a
Chesapeake Energy Corp., Escrow Account ................. United States 13,700,000 222,625

Franklin High Income Trust
Statement of Investments (unaudited)
Franklin High Income Fund
(continued)
Quarterly Statement of Investments See Notes to Statement of Investments.

See Abbreviations on page 19 .
a a
Country Shares
a
Value
a a a a a a
Escrows and Litigation Trusts
(continued)
a,f
Chesapeake Energy Corp., Escrow Account, 144A ............ United States 5,000,000 $ 5,181,650
Total Escrows and Litigation Trusts (Cost $5,450,960) ...........................
5,404,275
Total Long Term Investments (Cost $3,036,308,557) .............................
2,847,236,246
a
Short Term Investments 2.8%
a a
Country Shares
a
Value
a
Money Market Funds 2.8%
k,l
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 81,469,314 81,469,314
Total Money Market Funds (Cost $81,469,314) ..................................
81,469,314
Total Short Term Investments (Cost $81,469,314 ) ................................
81,469,314
a
Total Investments (Cost $3,117,777,871) 99.3% ..................................
$2,928,705,560
Other Assets, less Liabilities 0.7% .............................................
21,231,774
Net Assets 100.0% ...........................................................
$2,949,937,334
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
c
See Note 3 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Perpetual security with no stated maturity date.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2022, the aggregate value of these securities was $2,310,976,600, representing 78.3% of net assets.
g
Defaulted security or security for which income has been deemed uncollectible.
h
The coupon rate shown represents the rate at period end.
i
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
j
A portion or all of the security purchased on a delayed delivery basis.
k
See Note 7 regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.

Franklin High Income Trust

Quarterly Statement of Investments
Notes to Statement of Investments (unaudited)
1. Organization
Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin High Income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin High Income Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
3. Restricted Securities
At February 28, 2022, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
4. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended February 28, 2022, investments in “affiliated companies” were as follows:
5. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Statement of Investments.
At February 28, 2022, unfunded commitments were as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin High Income Fund
46,695,277 Nine Point Energy LLC ........................ 7/15/14 - 3/24/17 $ 26,331,865 $ —
149,317 Riviera Resources, Inc. ....................... 8/08/18 2,224,823 —
Total Restricted Securities (Value is —% of Net Assets) .............. $28,556,688 $—
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Principal
Amount Held
at End
of Period
Investment
Income
Franklin High Income Fund
Non-Controlled Affiliates
Dividends
Goodrich Petroleum Corp $ 17,323,277 $ 18,538,754 $ (54,563,406)
a
$ 23,807,824 $ (5,106,449) $ —
b
— $ —
Titan Energy LLC ..... 10,178 — — (9,107,816) 9,097,638 —
b
— —
$17,333,455 $18,538,754 $(54,563,406) $ 14,700,008 $ 3,991,189 $— — $ —
Interest
Goodrich Petroleum Corp.,
144A, PIK, 13.5%,
5/31/23 .......... 15,460,842 1,084,259 (18,538,754) 1,657,955 335,698 —
b
— 580,744
Total Affiliated Securities
(Value is —% of Net
Assets) .......... $32,794,297 $19,623,013 $(73,102,160) $ 16,357,963 $ 4,326,887 $— $580,744
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
b
As of February 28, 2022, no longer held by the fund.

Franklin High Income Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
6. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
7. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest  for purposes of exercising a controlling influence over the management or policies. During the period ended February
28, 2022, the Fund held investments in affiliated management investment companies as follows:
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Borrower Unfunded Commitment
Franklin High Income Fund
athenahealth Group Inc., $ 1,883,600
$ 1,883,600
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin High Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 63,820,569 $ 687,877,410 $ (670,228,665) $ — $ — $ 81,469,314 81,469,314 $ 6,655
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $5,160,000 $(5,160,000) $— $— $— — $10
Total Affiliated Securities ... $63,820,569 $693,037,410 $(675,388,665) $— $— $81,469,314 $6,665
5. Unfunded Loan Commitments
(continued)

Franklin High Income Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2022, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin High Income Fund
Assets:
Investments in Securities:
Common Stocks :
Machinery ............................ $ — $ 11,315,276 $ — $ 11,315,276
Metals & Mining ....................... 2,928,797 — — 2,928,797
Oil, Gas & Consumable Fuels ............. 632,295 — —
a
632,295
Warrants :
Metals & Mining ....................... 276,815 — — 276,815
Oil, Gas & Consumable Fuels ............. 604,012 — 109,694
a
713,706
Paper & Forest Products ................. — 38,065 — 38,065
Convertible Bonds ....................... — 335,126 — 335,126
Corporate Bonds :
Airlines .............................. — 38,191,825 — 38,191,825
Auto Components ...................... — 52,670,644 — 52,670,644
Automobiles .......................... — 24,046,500 — 24,046,500
Banks ............................... — 15,433,125 — 15,433,125
Beverages ........................... — 13,055,770 — 13,055,770
Biotechnology ......................... — 13,261,755 — 13,261,755
Building Products ...................... — 49,185,555 — 49,185,555
Capital Markets ........................ — 5,568,130 — 5,568,130
Chemicals ........................... — 141,842,888 — 141,842,888
Commercial Services & Supplies ........... — 47,453,662 — 47,453,662
Communications Equipment .............. — 12,657,566 — 12,657,566
Construction & Engineering ............... — 13,784,781 — 13,784,781
Consumer Finance ..................... — 47,061,459 — 47,061,459
Containers & Packaging ................. — 146,002,886 — 146,002,886
Distributors ........................... — 6,766,986 — 6,766,986
Diversified Consumer Services ............ — 14,335,750 — 14,335,750
Diversified Financial Services ............. — 49,727,100 — 49,727,100
Diversified Telecommunication Services ..... — 116,539,460 — 116,539,460
Electric Utilities ........................ — 21,836,121 — 21,836,121
Electrical Equipment .................... — 33,823,444 — 33,823,444
Electronic Equipment, Instruments &
Components ........................ — 8,595,014 — 8,595,014
Energy Equipment & Services ............. — 69,008,190 — 69,008,190
Entertainment ......................... — 43,986,591 — 43,986,591
Equity Real Estate Investment Trusts (REITs) . — 89,199,237 — 89,199,237
Food Products ........................ — 37,070,059 — 37,070,059
Health Care Equipment & Supplies ......... — 20,084,517 — 20,084,517
Health Care Providers & Services .......... — 134,721,421 — 134,721,421
Hotels, Restaurants & Leisure ............. — 208,522,248 6,900 208,529,148
Household Durables .................... — 38,307,850 — 38,307,850
Independent Power and Renewable Electricity
Producers .......................... — 87,382,254 — 87,382,254
Insurance ............................ — 28,248,049 — 28,248,049
Interactive Media & Services .............. — 7,296,844 — 7,296,844
Internet & Direct Marketing Retail .......... — 13,531,458 — 13,531,458
IT Services ........................... — 55,873,349 — 55,873,349
Life Sciences Tools & Services ............ — 2,310,456 — 2,310,456
8. Fair Value Measurements
(continued)

Franklin High Income Trust
Notes to Statement of Investments (unaudited)

Quarterly Statement of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin High Income Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Machinery ............................ $ — $ 27,221,594 $ — $ 27,221,594
Media ............................... — 176,469,122 — 176,469,122
Metals & Mining ....................... — 47,167,639 — 47,167,639
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 18,717,354 — 18,717,354
Oil, Gas & Consumable Fuels ............. — 354,572,944 — 354,572,944
Paper & Forest Products ................. — 7,797,872 — 7,797,872
Personal Products ..................... — 9,650,543 — 9,650,543
Pharmaceuticals ....................... — 112,861,347 — 112,861,347
Real Estate Management & Development .... — 45,474,377 — 45,474,377
Road & Rail .......................... — 16,665,220 — 16,665,220
Semiconductors & Semiconductor Equipment . — 3,970,760 — 3,970,760
Software ............................. — 42,726,037 — 42,726,037
Specialty Retail ........................ — 72,395,155 — 72,395,155
Textiles, Apparel & Luxury Goods .......... — 5,948,523 — 5,948,523
Thrifts & Mortgage Finance ............... — 43,687,905 — 43,687,905
Trading Companies & Distributors .......... — 43,227,122 — 43,227,122
Wireless Telecommunication Services ....... — 40,595,424 — 40,595,424
Senior Floating Rate Interests ............... — 40,029,214 9,023,895 49,053,109
Escrows and Litigation Trusts ............... — 5,404,275 —
a
5,404,275
Short Term Investments ................... 81,469,314 — — 81,469,314
Total Investments in Securities ........... $85,911,233 $2,833,653,838 $9,140,489 $2,928,705,560
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments ............... $ — $ 14,951 $ — $ 14,951
Total Other Financial Instruments ......... $— $14,951 $— $14,951
a
Includes securities determined to have no value at February 28, 2022.
Cu r rency
USD
United States Dollar
Selected Portfolio
FRN
Floating Rate Note
LIBOR
London Inter-Bank Offered Rate
PIK
Payment-In-Kind
TBD
To Be Determined
8. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.